RESTRUCTURING CHARGES (Summary of Activities Related to Restructuring Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring charges [Line Items]
Balance at beginning of period	$ 1.6	$ 5.7
Restructuring charges	0.0	0.7	$ 22.0
Cash payments	(1.5)	(4.8)
Effect of foreign currency translation	0.1	0.0
Balance at end of period	0.2	1.6	5.7
Employee severance [Member]
Restructuring charges [Line Items]
Balance at beginning of period	1.6	4.0
Restructuring charges	0.0	0.7
Cash payments	(1.5)	(3.1)
Effect of foreign currency translation	0.1	0.0
Balance at end of period	0.2	1.6	4.0
Other Restructuring [Member]
Restructuring charges [Line Items]
Balance at beginning of period		1.7
Restructuring charges		0.0
Cash payments		(1.7)
Effect of foreign currency translation		0.0
Balance at end of period			$ 1.7